Shareholder Report, Holdings (Details)	Aug. 31, 2025
Fidelity Maryland Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Maryland Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Maryland Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Maryland Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Maryland Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Maryland Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Maryland Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Maryland Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Maryland Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Fidelity Maryland Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Maryland Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Maryland Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Maryland Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Maryland Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Arizona Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Arizona Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Arizona Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Arizona Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Arizona Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Arizona Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Arizona Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Arizona Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Arizona Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Fidelity Arizona Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Arizona Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Arizona Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Arizona Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Arizona Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%